GOING CONCERN AND FINANCIAL POSITION (Details Narrative) - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (25,268,357)	$ (20,381,977)		$ (21,569,153)
Working capital deficit	5,686,673	4,344,055
Cash and cash equivalents	350,299	277,664	$ 261,072	$ 162,124	$ 59,401
Short-term debt in default	$ 1,836,000	$ 151,000